Condensed Financial Information of Registrant Prudential plc - Profit and Loss Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other charges:
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	$ 2,287	$ 3,557	$ 2,909
Tax credit on profit on ordinary activities		(334)	(676)	(1,161)
Profit for the year		783	4,019	3,080
Items that will not be reclassified to profit or loss
Net actuarial (losses) gains on defined benefit pension schemes		(108)	26	44
Related tax		19	(5)	(8)
Prudential plc
Profit and Loss Accounts
Investment income, including dividends received from subsidiary undertakings		9,707	2,143	2,265
Investment expenses and charges		(515)	(549)	(534)
Gain on revaluation of M&G plc		3,649
Other charges:
Corporate expenditure		(713)	(346)	(280)
Foreign currency exchange (losses) gains		(18)	7	(12)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		12,110	1,255	1,439
Tax credit on profit on ordinary activities		145	135	153
Profit for the year		12,255	1,390	1,592
Items that may be reclassified subsequently to profit or loss
Exchange movements arising during the year		393	(428)	676
Items that will not be reclassified to profit or loss
Net actuarial (losses) gains on defined benefit pension schemes		(91)	25	44
Related tax		16	(4)	(8)
Other comprehensive income for the period, net of related tax		318	(407)	712
Total comprehensive income for the year		$ 12,573	$ 983	$ 2,304

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.